PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Depreciable lives	Original Cost		Net Carrying Value
December 31	(in years)	2022	2021	2022	2021
Land and improvements	8	$472	$509	$461	$500
Buildings, structures and related equipment	8 - 40	6,024	6,380	2,703	2,921
Machinery and equipment	4 - 20	18,577	18,522	6,163	6,649
Leasehold costs and manufacturing plant under construction	1 - 10	1,568	1,555	1,012	994
ROU operating lease assets				1,854	2,263
Property, plant and equipment - net		$26,641	$26,966	$12,192	$13,326

Summary of Operating Lease Expense

OPERATING LEASE EXPENSE	2022	2021	2020
Long-term (fixed)	$646	$644	$686
Long-term (variable)	66	56	80
Short-term	150	188	203
Total operating lease expense	$863	$888	$969

SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES	2022	2021	2020
Operating cash flows used for operating leases	$682	$719	$711
Right-of-use assets obtained in exchange for new lease liabilities	447	513	436
Weighted-average remaining lease term	5.7 years	7.5 years	6.9 years
Weighted-average discount rate	3.4%	4.2%	4.7%

Schedule of Maturity of Lease Liabilities

MATURITY OF LEASE LIABILITIES	2023	2024	2025	2026	2027	Thereafter	Total
Undiscounted lease payments	$579	$485	$340	$252	$187	$571	$2,415
Less: imputed interest							(326)
Total lease liability as of December 31, 2022							$2,089